Other reserves and retained earnings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Reserves And Retained Earnings [Abstract]
Summary of other reserves and retained earnings

	2022 US$m	2021 US$m	2020 US$m
Capital redemption reserve(a)
At 1 January and 31 December	51	51	51
Cash flow hedge reserve
At 1 January	(11)	124	160
Cash flow hedge (losses)/gains	(167)	(211)	24
Cash flow hedge losses/(gains) transferred to the income statement	106	14	(63)
Tax on the above	21	62	3
At 31 December	(51)	(11)	124
Fair value through other comprehensive income reserve
At 1 January	2	(2)	(11)
Gains on equity investments	—	4	9
At 31 December	2	2	(2)
Cost of hedging reserve
At 1 January	(21)	(3)	(10)
Cost of hedging deferred to reserves during the year	4	(18)	7
At 31 December	(17)	(21)	(3)
Other reserves(b)
At 1 January	11,582	11,628	11,643
Own shares purchased from Rio Tinto Limited shareholders to satisfy share awards	(84)	(95)	(76)
Employee share options: value of services	56	55	60
Deferred tax on share options	—	(6)	1
At 31 December	11,554	11,582	11,628
Foreign currency translation reserve(c)
At 1 January	(1,605)	162	(2,656)
Parent and subsidiaries' currency translation and exchange adjustments	(2,207)	(1,755)	2,814
Equity accounted units currency translation adjustments	(27)	(12)	4
Currency translation reclassified on disposal(d)	105	—	—
At 31 December	(3,734)	(1,605)	162

Total other reserves per balance sheet	7,805	9,998	11,960

	2022 US$m	2021 US$m	2020 US$m
Retained earnings(e)
At 1 January	33,337	26,792	23,387
Adjustment for transition to new accounting pronouncements(f)	(17)	—	—
Revised 1 January	33,320	26,792	23,387
Parent and subsidiaries' profit for the year	11,845	20,052	9,456
Equity accounted units' profit after tax for the year	575	1,042	313
Re-measurement gains/(losses) on pension and post-retirement healthcare plans(g)	568	1,015	(482)
Tax relating to components of other comprehensive income	(118)	(297)	116
Total comprehensive income for the year	12,870	21,812	9,403
Share buy-back programme	—	—	(1)
Dividends paid	(11,716)	(15,385)	(6,132)
Change in equity interest held by Rio Tinto(h)	701	76	84
Own shares purchased/treasury shares reissued for share awards and other movements	(16)	(18)	(31)
Equity issued to holders of non-controlling interests(h)	(711)	—	—
Employee share options and other IFRS 2 charges taken to the income statement	63	60	82
At 31 December	34,511	33,337	26,792
(a)The capital redemption reserve was set up to comply with section 733 of the UK Companies Act 2006 (previously section 170 of the UK Companies Act 1985) when shares of a company are redeemed or purchased wholly out of the company’s profits. Balances reflect the amount by which the company’s issued share capital is diminished in accordance with this section.
(b)Other reserves includes US$11,936 million which represents the difference between the nominal value and issue price of the shares issued arising from Rio Tinto plc’s rights issue completed in July 2009. No share premium was recorded in the Rio Tinto plc financial statements through the operation of the merger relief provisions of the UK Companies Act 1985.
Other reserves also include the cumulative amount recognised under IFRS 2 “Share Based Payment” in respect of awards granted but not exercised to acquire shares in Rio Tinto Limited, less, where applicable, the cost of shares purchased to satisfy share awards exercised. The cumulative amount recognised under IFRS 2 in respect of awards granted but not exercised to acquire shares in Rio Tinto plc is recorded in retained earnings.
(c)Exchange differences arising on the translation of the Group’s net investment in foreign controlled companies are taken to the foreign currency translation reserve. The cumulative differences relating to an investment are transferred to the income statement when the investment is disposed of.
(d)The sale of our Roughrider undeveloped project led to us recycling the currency translation reserve loss of US$105 million relating to the entity that incorporated the project.
(e)Retained earnings and movements in reserves of subsidiaries include those arising from the Group’s share of joint operations.
(f)The impact of adopting Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” on 1 January 2022.
(g)There were US$5 million re-measurement gains relating to equity accounted units in 2022 (31 December 2021: US$12 million gains, 31 December 2020: US$11 million losses).
(h)Refer to note 5 and 30 for further information regarding the forgiveness by Turquoise Hill Resources Ltd of the accrued interest and funding balances from Erdenes Oyu Tolgoi and the purchase of the non-controlling interest of Turquoise Hill Resources Ltd.